BARON

FUNDS®

BARON WEALTHBUILDER FUND

Supplement to the current Prospectus and Statement of Additional Information dated April 26, 2024

Board of Trustees Changes

Effective October 16, 2024, the following changes to the Trustees and officers of Baron WealthBuilder Fund (the “Fund”) were implemented:

•	Linda S. Martinson stepped down from her roles as Chairman and a Trustee of the Board of Trustees (the “Board”) of the Fund.

•	Peggy C. Wong stepped down from her role as Trustee of the Board of the Fund.

•	Thomas J. Folliard became Chairman of the Board of the Fund.

•	Raymond Noveck stepped down from his role as the Lead Trustee of the Board of the Fund. Mr. Noveck will remain a Trustee of the Board of the Fund.

Accordingly, the following changes are made to the current Prospectus and Statement of Additional Information for the Fund:

All references to Ms. Martinson’s roles as Chairman and a Trustee of the Board of the Fund are deleted.

All references to Ms. Wong’s role as a Trustee of the Board of the Fund are deleted.

All references to the positions held by Mr. Folliard are updated to include his new position as Chairman of the Board of the Fund.

All references to Mr. Noveck’s role as the Lead Trustee of the Board of the Fund are deleted.

The following supplements the information (and supersedes any contrary information) contained in the table set forth in the section “Management of the Fund – Board of Trustees and Officers” in the Statement of Additional Information:

Name (Year of Birth) & Address(1)	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Thomas J. Folliard (1965)(4)(5)(6)	Chairman and Trustee	6 years	Chairman: Baron Investment Funds Trust (2024-Present), Baron Select Funds (2024-Present); Non-Executive Chair of the Board: CarMax, Inc. (2016-Present); Trustee: Baron Investment Funds Trust (2017-Present), Baron Select Funds (2017-Present).	19	Director: PulteGroup, Inc. (2012-Present)
Raymond Noveck (1943)(4)(5)(6)	Trustee	21 years	Private Investor (1999-Present); Trustee: Baron Investment Funds Trust (1987-Present), Baron Select Funds (2003-Present); Lead Trustee: Baron Investment Funds Trust (1987-2024), Baron Select Funds (2003-2024).	19	None

Dated: October 21, 2024

STICKER-STATPROWEALTH 10/21/2024

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